CONSOLIDATED STATEMENTS OF CHANGES IN EQUITY shares in Thousands, $ in Thousands	USD ($) shares	Restricted share units USD ($) shares	Performance Share Units PSUs USD ($)	Share capital USD ($) shares	Share capital Restricted share units USD ($) shares	Share capital Performance Share Units PSUs USD ($) shares	Contributed surplus USD ($)	Contributed surplus Restricted share units USD ($)	Contributed surplus Performance Share Units PSUs USD ($)	Accumulated other comprehensive loss USD ($)	Retained earnings USD ($)	Non- controlling interests USD ($)
Beginning balance number of shares outstanding (in shares) at Dec. 31, 2021 | shares				1,056,334
Beginning balance equity at Dec. 31, 2021	$ 2,961,007			$ 2,422,184			$ 67,028			$ (136,299)	$ 507,381	$ 100,713
Net income	286,723										252,873	33,850
Shares and replacement options issued on acquisition (in shares) | shares				10,743
Shares and replacement options issued on acquisition	35,658			$ 35,658
Dividends (Note 15)	(170,923)						1,163				(172,086)
Unrealized gain on investments	$ (9,570)									(9,570)
Shares issued on exercise of stock options (in shares) | shares	4,955			4,955
Shares issued on exercise of stock options (Note 15)	$ 14,276			$ 14,276
Shares issued on vesting of RSUs and PSUs (in shares) | shares		2,663			2,663
Shares issued on vesting of RSUs and PSUs		$ 0			$ 10,015			$ (10,015)
Transactions with non-controlling interests (Note 10 and Note 16)	(30,929)										(29)	(30,900)
Share-based payments (Note 15)	25,547						25,547
Transfer to share capital on exercise of stock options	0			$ 5,491			(5,491)
Ending balance number of shares outstanding (in shares) at Dec. 31, 2022 | shares				1,074,695
Ending balance equity at Dec. 31, 2022	3,111,789			$ 2,487,624			78,232			(145,869)	588,139	103,663
Net income	41,588										10,097	31,491
Shares and replacement options issued on acquisition (in shares) | shares				216,452
Shares and replacement options issued on acquisition	$ 930,450			$ 925,375			5,075
Dividends (in shares) | shares	4,000			4,005
Dividends (Note 15)	$ (187,025)			$ 11,833			1,258				(200,116)
Unrealized gain on investments	$ 20,613									20,613
Shares issued on exercise of stock options (in shares) | shares	5,098			5,063
Shares issued on exercise of stock options (Note 15)	$ 12,854			$ 12,854
Shares issued on vesting of RSUs and PSUs (in shares) | shares		1,440			1,440	741
Shares issued on vesting of RSUs and PSUs		$ 0	$ (2,945)		$ 5,988	$ 5,658		$ (5,988)	$ (8,603)
Transactions with non-controlling interests (Note 10 and Note 16)	(37,824)										(2,266)	(35,558)
Share-based payments (Note 15)	20,475						20,475
Transfer to share capital on exercise of stock options	0			$ 5,479			(5,479)
Ending balance number of shares outstanding (in shares) at Dec. 31, 2023 | shares				1,302,396
Ending balance equity at Dec. 31, 2023	$ 3,909,975			$ 3,454,811			$ 84,970			$ (125,256)	$ 395,854	$ 99,596